UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
  (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
777 E. Wisconsin Ave.
Milwaukee, WI  53202

 (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report
April 30, 2018

AAM S&P 500 High Dividend Value ETF
Ticker: SPDV

AAM S&P Emerging Markets
High Dividend Value ETF
Ticker: EEMD

AAM ETFs

AAM ETFs

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
(Unaudited)

The AAM S&P 500 High Dividend Value ETF

The AAM S&P 500 High Dividend Value ETF (“SPDV” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P 500 Dividend and Free Cash Flow Yield Index (the “Index”). Through the Index, SPDV is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P 500® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

Between November 28, 2017 (the Fund’s inception date) and April 30, 2018 (the “Period”), the U.S. equity market, represented by the S&P 500 index, gained 1.57%. A volatility spike leading to a 10% decline in February (January 26, 2018 to February 8, 2018), and the U.S. Federal Reserve (“Fed”) raising interest rates, created a challenging environment for many dividend products. That said, SPDV generated a total return (NAV) of 6.08% and 6.29% (market price) over the same Period, while the underlying Index for SPDV generated a total return of 6.24%.

The top performing sectors contributing to SPDV’s return during the Period were consumer discretionary, information technology, energy, industrials and materials. The worst performing sectors were real estate, financials and consumer staples.

Individual leaders contributing to SPDV’s return over the Period were Seagate Technology (104 bps), Kohl’s (72 bps), Valero Energy (67 bps), WW Grainger (65 bps), Macy’s (60 bps) and Boeing (53 bps). The individual performance laggards over the Period were General Mills (-39 bps), Kimco Realty (-31 bps), Cummins (-31 bps), Principal Financial Group (-30 bps) and Nielsen Holdings PLC (-28bps).

The AAM S&P Emerging Markets High Dividend Value ETF

The AAM S&P Emerging Markets High Dividend Value ETF (“EEMD” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P Emerging Markets Dividend and Free Cash Flow Yield Index (the “Index’). Through the Index, EEMD is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P Emerging Plus LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

Overall, emerging market equities generally moved in lock-step with U.S. equity markets. The volatility spike in U.S. equity markets also sparked a 10% decline across emerging market equities (January 26, 2018 to February 9, 2018). Historically, U.S. Federal Reserve (“Fed”) interest rate hikes often indicate a short-term decline in foreign currencies relative to the US dollar ($), all else being equal. Trade war concerns between the U.S. and other foreign economies likely contributed to the stability of emerging market equity performance heading into the end of EEMD’s reporting period, between November 28, 2017 (the Fund’s inception date), and April 30, 2018 (the “Period”).

AAM ETFs

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
(Unaudited) (Continued)

EEMD generated a total return of 3.38% (NAV) and 3.16% (market price) over the Period. This compares to the 4.41% total return of the Index, and 2.42% total return of the benchmark index, the S&P Emerging Plus LargeMidCap® Index, for the same Period.

Top performing sectors contributing to EEMD’s return over the Period were real estate, materials, health care and financials. Worst performing sectors included information technology, consumer discretionary, consumer staples and utilities.

Individual leaders contributing to EEMD’s return were Netcare (85 bps), Barclay’s Africa Group (61 bps), China Vainke (57 bps), Novolipstek Steel (48 bps) and Longfor Properties (45 bps). The individual performance laggards over the Period were British American Tobacco (-62 bps), Astro Malaysia (-50 bps), Cheng UEI Precision Industry (-44 bps) and Perusahaan Gas (-42 bps).

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The statutory and summary prospectus contains this and other important information about the investment company, and it may be obtained by calling 800.617.0004 or visiting www.aamlive.com. Read it carefully before investing.

The AAM S&P 500 High Dividend Value ETF and AAM S&P Emerging Markets High Dividend Value ETF are distributed by Quasar Distributors, LLC.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Funds and may be only be acquired or redeemed from the Funds in creation units. Brokerage commissions will reduce returns. Companies with high yield or payout ratio may underperform other securities in certain market conditions and reduce or discontinue paying dividends entirely while included in the Index. The Funds’ returns may not match or achieve a high degree of correlation with the returns of the underlying Indices. To the extent that the Funds utilize a sampling approach, they may experience tracking error to a greater extent than if the Funds had sought to replicate their Indices. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for emerging markets investments. Investments in mid-cap companies may involve less liquidity and greater volatility than larger companies. Diversification does not assure a profit or protect against a loss in a declining market.

S&P 500 Dividend and Free Cash Flow Yield Index is a rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P 500® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P 500® Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.

S&P Emerging Markets Dividend and Free Cash Flow Yield Index is rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P Emerging Plus LargeMidCap Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

AAM ETFs

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
(Unaudited) (Continued)

S&P Emerging Plus LargeMidCap Index is designed to measure the performance of large- and mid-capitalization securities in emerging markets.

Basis Point (bps) refers to a unit of measurement for interest rates and other percentages. One basis point is equal to 1/100th of 1%, or 0.01%.

It is not possible to invest directly in an index.

For complete lists of Fund holdings please see the Schedules of Investments beginning on page 5 of the report. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

AAM ETFs

PORTFOLIO ALLOCATIONS
As of April 30, 2018 (Unaudited)

AAM S&P 500 High Dividend Value ETF
Percentage of
Sector	Net Assets
Utilities	10.6%
Consumer Discretionary	9.9
Information Technology	9.8
Energy	9.6
Materials	9.2
Real Estate	9.2
Health Care	9.1
Industrials	9.1
Consumer Staples	8.8
Financials	8.7
Telecommunication Services	5.7
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	0.1
Total	100.0%

AAM S&P Emerging Markets High Dividend Value ETF
Percentage of
Sector	Net Assets
Financials	10.8%
Consumer Staples	10.4
Materials	9.7
Industrials	9.3
Energy	9.3
Real Estate	9.0
Telecommunication Services	8.9
Information Technology	8.3
Health Care	8.2
Consumer Discretionary	7.9
Utilities	7.4
Other Assets in Excess of Liabilities	0.6
Short-Term Investments	0.2
Total	100.0%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

AAM S&P 500 High Dividend Value ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 99.7%

	Consumer Discretionary – 9.9%
10,801	Ford Motor Company	$121,403
4,836	H&R Block, Inc.	133,715
1,940	Kohl’s Corporation	120,513
4,791	Macy’s, Inc.	148,856
1,706	Target Corporation	123,856
		648,343

	Consumer Staples – 8.8%
3,065	Archer-Daniels-Midland Company	139,090
2,765	Campbell Soup Company	112,757
1,610	CVS Health Corporation	112,426
2,200	General Mills, Inc.	96,228
1,026	J.M. Smucker Company	117,046
		577,547

	Energy – 9.6%
1,471	Exxon Mobil Corporation	114,370
1,816	Marathon Petroleum Corporation	136,037
2,145	ONEOK, Inc.	129,172
1,336	Valero Energy Corporation	148,202
3,931	Williams Companies, Inc.	101,145
		628,926

	Financials – 8.7%
8,087	Huntington Bancshares, Inc.	120,577
2,406	MetLife, Inc.	114,694
8,990	Navient Corporation	119,208
1,760	Principal Financial Group, Inc.	104,227
1,045	Prudential Financial, Inc.	111,104
		569,810

	Health Care – 9.1%
1,236	AbbVie, Inc.	119,336
685	Amgen, Inc.	119,519
1,756	Cardinal Health, Inc.	112,683
1,601	Gilead Sciences, Inc.	115,640
3,535	Pfizer, Inc.	129,416
		596,594

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Industrials – 9.1%
390	Boeing Company	$130,089
690	Cummins, Inc.	110,303
1,541	Eaton Corporation PLC	115,621
3,501	Nielsen Holdings PLC	110,107
480	W.W. Grainger, Inc.	135,048
		601,168

	Information Technology – 9.8%
3,761	CA, Inc.	130,883
3,096	Cisco Systems, Inc.	137,122
786	International Business Machines Corporation	113,938
2,465	Seagate Technology PLC	142,699
1,506	Western Digital Corporation	118,658
		643,300

	Materials – 9.2%
3,135	CF Industries Holdings, Inc.	121,638
1,330	Eastman Chemical Company	135,766
1,095	LyondellBasell Industries NV	115,774
1,885	Nucor Corporation	116,154
1,900	WestRock Company	112,404
		601,736

	Real Estate – 9.2%
5,376	HCP, Inc.#	125,583
6,131	Host Hotels & Resorts, Inc.#	119,922
7,982	Kimco Realty Corporation#	115,819
785	Simon Property Group, Inc.#	122,727
2,350	Ventas, Inc.#	120,837
		604,888

	Telecommunication Services – 5.7%
3,516	AT&T, Inc.	114,973
7,485	CenturyLink, Inc.	139,072
2,406	Verizon Communications, Inc.	118,736
		372,781

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Utilities – 10.6%
11,682	AES Corporation	$142,989
1,640	Consolidated Edison, Inc.	131,413
4,221	FirstEnergy Corporation	145,202
865	NextEra Energy, Inc.	141,782
2,060	WEC Energy Group, Inc.	132,417
		693,803
	TOTAL COMMON STOCKS (Cost $6,533,949)	6,538,896

	SHORT-TERM INVESTMENTS – 0.2%
14,870	Invesco Government & Agency Portfolio Short-Term
	Investments Trust, Institutional Class – 1.61%*	14,870
	TOTAL SHORT-TERM INVESTMENTS (Cost $14,870)	14,870
	TOTAL INVESTMENTS – 99.9% (Cost $6,548,819)	6,553,766
	Other Assets in Excess of Liabilities – 0.1%	7,798
	NET ASSETS – 100.0%	$6,561,564

Percentages are stated as a percent of net assets.

#	Real Estate Investment Trust (“REIT”)
*	Rate shown is the annualized seven-day yield as of April 30, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 95.2%

	Brazil – 3.1%
3,542	Cosan SA Industria e Comercio	$40,592
4,379	Hypermarcas SA	39,462
		80,054

	China – 11.8%
82,000	Agricultural Bank of China, Ltd.	46,599
33,000	BAIC Motor Corporation, Ltd.	32,208
58,000	Bank of Communications Company, Ltd.	47,741
116,000	China Cinda Asset Management Company, Ltd.	41,681
43,100	Chongqing Changan Automobile Company, Ltd.	40,419
80,000	Sinopec Shanghai Petrochemical Company, Ltd.	53,413
40,000	Zhejiang Expressway Company, Ltd.	41,232
		303,293

	Greece – 1.9%
2,055	Motor Oil Hellas Corinth Refineries SA	49,111

	Hong Kong – 5.4%
31,000	CITIC, Ltd.	47,557
16,000	Longfor Properties Company, Ltd.	48,316
60,000	Sino-Ocean Group Holding, Ltd.	42,048
		137,921

	Indonesia – 1.4%
244,500	Perusahaan Gas Negara Persero Tbk	34,885

	Malaysia – 2.9%
75,100	Astro Malaysia Holdings, Bhd.	36,560
5,900	British American Tobacco Malaysia, Bhd.	36,842
		73,402

	Marshall Islands – 2.1%
7,750	Costamare, Inc.	52,623

	Mexico – 5.4%
32,120	Banco Santander Mexico SA Institucion de
	Banca Multiple Grupo Financiero Santand	47,319
26,740	Kimberly-Clark de Mexico SAB de CV	48,249
57,295	Nemak SAB de CV	42,829
		138,397

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Pakistan – 4.0%
18,100	EnGro Corporation, Ltd.	$48,942
9,300	Pakistan Oilfields, Ltd.	54,666
		103,608

	Qatar – 3.4%
4,875	Barwa Real Estate Company	47,331
1,786	Ooredoo QPSC	38,849
		86,180

	Republic of Korea – 1.7%
482	KT&G Corporation	44,136

	Russian Federation – 5.5%
33,800	Alrosa PJSC	48,095
4,306	Mobile TeleSystems PJSC – ADR	45,213
3,000	Severstal PJSC	48,204
		141,512

	South Africa – 9.9%
3,185	Barclays Africa Group, Ltd.	46,687
21,699	Life Healthcare Group Holdings, Ltd.	51,276
23,283	Netcare, Ltd.	57,798
2,830	SPAR Group, Ltd.	47,935
5,980	Truworths International, Ltd.	49,100
		252,796

	Taiwan, Province of China – 20.0%
106,000	AU Optronics Corporation	44,426
31,000	Cheng Uei Precision Industry Company, Ltd.	40,601
70,000	Compal Electronics, Inc.	45,899
32,000	CTCI Corporation	54,025
18,000	Pegatron Corporation	42,283
19,000	Radiant Opto-Electronics Corporation	39,559
2,000	St. Shine Optical Company, Ltd.	54,079
13,000	Taiwan Mobile Company, Ltd.	48,113
14,000	TTY Biopharm Company, Ltd.	47,555
21,000	Uni-President Enterprises Corporation	50,820
76,000	Wan Hai Lines, Ltd.	44,054
		511,414

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Thailand – 14.9%
74,200	Banpu PCL	$45,611
18,300	Glow Energy PCL	50,012
26,900	Intouch Holdings PCL	49,010
134,000	Land & Houses PCL	46,704
16,100	PTT Global Chemical PCL	49,993
466,900	Quality Houses PCL	45,270
28,500	Ratchaburi Electricity Generating Holding PCL	47,184
94,400	Star Petroleum Refining PCL	46,961
		380,745

	United Arab Emirates – 1.8%
10,100	Emirates Telecommunications Group Company PJSC	47,157
	TOTAL COMMON STOCKS (Cost $2,589,256)	2,437,234

	PREFERRED STOCKS – 2.2%

	Brazil – 2.2%
23,362	Cia Energetica de Minas Gerais	56,669
	TOTAL PREFERRED STOCKS (Cost $53,409)	56,669

	EXCHANGE TRADED FUNDS – 1.8%

	United States – 1.8%
1,690	WisdomTree India Earnings Fund	45,224
	TOTAL EXCHANGE TRADED FUNDS (Cost $48,905)	45,224

	SHORT-TERM INVESTMENTS – 0.2%
5,431	Invesco Government & Agency Portfolio Short-Term
	Investments Trust, Institutional Class – 1.61%*	5,431
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,431)	5,431
	TOTAL INVESTMENTS – 99.4% (Cost $2,697,001)	2,544,558
	Other Assets in Excess of Liabilities – 0.6%	14,358
	NET ASSETS – 100.0%	$2,558,916

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Rate shown is the annualized seven-day yield as of April 30, 2018.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

STATEMENTS OF ASSETS & LIABILITIES
April 30, 2018 (Unaudited)

	AAM	AAM
	S&P 500	S&P Emerging
	High	Markets High
	Dividend	Dividend
	Value ETF	Value ETF
ASSETS
Investments in securities, at value*	$6,553,766	$2,544,558
Foreign currency, at value*	—	6,155
Dividends and interest receivable	8,963	9,247
Total assets	6,562,729	$2,559,960

LIABILITIES
Management fees payable	1,165	1,044
Total liabilities	1,165	1,044

NET ASSETS	$6,561,564	$2,558,916

Net assets consist of:
Paid-in capital	$6,402,100	$2,508,706
Undistributed (accumulated) net
investment income (loss)	11,599	8,093
Accumulated net realized gain (loss)
on investments	142,918	194,759
Net unrealized appreciation (depreciation) of:
Investments	4,947	(152,443)
Foreign currency and translation of other
assets and liabilities in foreign currency	—	(199)
Net assets	$6,561,564	$2,558,916
Net asset value:
Net assets	$6,561,564	$2,558,916
Shares outstanding^	250,000	100,000
Net asset value, offering and
redemption price per share	$26.25	$25.59
* Identified Cost:
Investments in securities	$6,548,819	$2,697,001
Foreign currency	$—	$6,208

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2018 (Unaudited)

	AAM	AAM
	S&P 500	S&P Emerging
	High	Markets High
	Dividend	Dividend
	Value ETF*	Value ETF*
INCOME
Dividends^	$45,198	$39,586
Interest	26	149
Total investment income	45,224	39,735

EXPENSES
Management fees	3,732	5,385
Total expenses	3,732	5,385
Net investment income (loss)	41,492	34,350

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	142,918	198,746
Foreign currency	—	(3,987)
Change in unrealized appreciation (depreciation) on:
Investments	4,947	(152,443)
Foreign currency	—	(199)
Net realized and unrealized
gain (loss) on investments	147,865	42,117
Net increase (decrease) in net assets
resulting from operations	$189,357	$76,467

^	Net of foreign taxes withheld of $0 and $5,132 respectively.
*	The Fund commenced operations on November 28, 2017. The information presented is for the period from November 28, 2017 to April 30, 2018.

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
April 30, 2018*
(Unaudited)
OPERATIONS
Net investment income (loss)	$41,492
Net realized gain (loss) on investments	142,918
Change in unrealized appreciation
(depreciation) of investments	4,947
Net increase (decrease) in net assets
resulting from operations	189,357

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(29,893)
Total distributions to shareholders	(29,893)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	7,777,130
Payments for shares redeemed	(1,375,030)
Net increase (decrease) in net assets derived
from capital share transactions (a)	6,402,100
Net increase (decrease) in net assets	6,561,564

NET ASSETS
Beginning of period	$—
End of period	$6,561,564
Undistributed (accumulated)
net investment income (loss)	$11,599

(a)	A summary of capital share transactions is as follows:

Period Ended
April 30, 2018*
(Unaudited)
Shares
Subscriptions	300,000
Redemptions	(50,000)
Net increase (decrease)	250,000

*	The Fund commenced operations on November 28, 2017. The information presented is for the period from November 28, 2017 to April 30, 2018.

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
April 30, 2018*
(Unaudited)
OPERATIONS
Net investment income (loss)	$34,350
Net realized gain (loss) on investments	194,759
Change in unrealized appreciation
(depreciation) on investments and foreign currency	(152,642)
Net increase (decrease) in net assets
resulting from operations	76,467

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(26,257)
Total distributions to shareholders	(26,257)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	3,890,905
Transaction fees (Note 6)	9,786
Payments for shares redeemed	(1,391,985)
Net increase (decrease) in net assets derived
from capital share transactions (a)	2,508,706
Net increase (decrease) in net assets	2,558,916

NET ASSETS
Beginning of period	$—
End of period	$2,558,916
Undistributed (accumulated)
net investment income (loss)	$8,093

(a)	A summary of capital share transactions is as follows:

Period Ended
April 30, 2018*
(Unaudited)
Shares
Subscriptions	150,000
Redemptions	(50,000)
Net increase (decrease)	100,000

*	The Fund commenced operations on November 28, 2017. The information presented is for the period from November 28, 2017 to April 30, 2018.

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	April 30, 2018(1)
	(Unaudited)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.36
Net realized and unrealized gain (loss) on investments	1.16
Total from investment operations	1.52

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.27)
Total distributions	(0.27)
Net asset value, end of period	$26.25

Total return	6.08	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$6,562

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.29	%(4)
Net investment income (loss) to average net assets	3.22	%(4)
Portfolio turnover rate(5)	15	%(3)

(1)	Commencement of operations on November 28, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	April 30, 2018(1)
	(Unaudited)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.34
Net realized and unrealized gain (loss)
on investments and foreign currency	0.41
Total from investment operations	0.75

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.26)
Total distributions	(0.26)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 6)	0.10
Net asset value, end of period	$25.59

Total return	3.38	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$2,559

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.49	%(4)
Net investment income (loss) to average net assets	3.13	%(4)
Portfolio turnover rate(5)	60	%(3)

(1)	Commencement of operations on November 28, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

AAM S&P 500 High Dividend Value ETF and AAM S&P Emerging Markets High Dividend Value ETF (individually each a “Fund” and collectively the “Funds”) are diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the AAM S&P 500 High Dividend Value ETF is to track the total return performance, before fees and expenses, of the S&P 500 Dividend and Free Cash Flow Yield Index. The investment objective of the AAM S&P Emerging Markets High Dividend Value ETF is to track the total return performance, before fees and expenses, of the S&P Emerging Markets Dividend and Free Cash Flow Yield Index. AAM S&P 500 High Dividend Value ETF and AAM S&P Emerging Markets High Dividend Value ETF commenced operations on November 28, 2017.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Unaudited) (Continued)

asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-Term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Unaudited) (Continued)

value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2018:

AAM S&P 500 High Dividend Value ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$6,538,896	$—	$—	$6,538,896
Short-Term Investments	14,870	—	—	14,870
Total Investments
in Securities	$6,553,766	$—	$—	$6,553,766

^ See Schedule of Investments for breakout of investments by sector classification.

AAM S&P Emerging Markets High Dividend Value ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,437,234	$—	$—	$2,437,234
Preferred Stocks	56,669	—	—	56,669
Exchange Traded Funds	45,224	—	—	45,224
Short-Term Investments	5,431	—	—	5,431
Total Investments
in Securities	$2,544,558	$—	$—	$2,554,558

^ See Schedule of Investments for breakout of investments by country.

Transfers between levels are recognized at the end of the reporting period. During the period ended April 30, 2018, the Funds did not recognize any transfers to or from Levels 1, 2, or 3.

B.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Unaudited) (Continued)

for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the period ended April 30, 2018, the Funds did not occur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income on securities are declared and paid by the Funds on a monthly basis. Net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Unaudited) (Continued)

the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to April 30, 2018, that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Advisors Asset Management, Inc. (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also is responsible for arranging, in consultation with Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”) the transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under each Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, AAM S&P 500 High Dividend Value ETF pays the Adviser 0.29% and AAM S&P Emerging Markets High Dividend Value ETF pays the Adviser 0.49% at an annual rate based on each Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Unaudited) (Continued)

regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and accountants. USBFS also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Funds’ Custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the period ended April 30, 2018, purchases and sales of securities by the Funds, excluding short-term securities and in-kind redemptions, were as follows:

	Purchases	Sales
AAM S&P 500 High Dividend Value ETF	$530,692	$551,128
AAM S&P Emerging Markets
High Dividend Value ETF	$3,700,934	$1,546,772

During the period ended April 30, 2018, there were no purchases or sales of U.S. Government securities for the Funds.

During the period ended April 30, 2018, in-kind transactions associated with creations and redemptions for the Funds, were as follows:

	Purchases	Sales
AAM S&P 500 High Dividend Value ETF	$7,782,781	$1,371,315
AAM S&P Emerging Markets
High Dividend Value ETF	$1,738,515	$1,399,284

NOTE 5 – INCOME TAX INFORMATION

The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the period ended April 30, 2018. Since the Funds do not have a full fiscal year, the tax costs of investments are the same as noted on the Schedules of Investments. The tax character of distributions paid by the Funds during the period ended April 30, 2018 was as follows:

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Unaudited) (Continued)

	Ordinary Income	Capital Gains
AAM S&P 500 High Dividend Value ETF	$29,893	$ —
AAM S&P Emerging Markets
High Dividend Value ETF	$26,257	$ —

NOTE 6 – SHARE TRANSACTIONS

Shares of AAM S&P 500 High Dividend Value ETF and AAM S&P Emerging Markets High Dividend Value ETF are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee of $250 for AAM S&P 500 High Dividend Value ETF and $1,000 for AAM S&P Emerging Markets High Dividend Value ETF, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.  All shares of the Funds have equal rights and privileges.

AAM ETFs

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 13, 2017 (the “July Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Advisory Agreement (the “Advisory Agreement”) between Advisors Asset Management, Inc. (“AAM” or the “Adviser”) and the Trust, on behalf of the AAM S&P 500 High Dividend Value ETF and AAM S&P Emerging Markets High Dividend Value ETF (each, a “Fund”, and together, the “Funds”). Additionally, at the July Meeting and at a meeting held on October 26, 2017 (the “October Meeting”), the Board of the Trust considered the approval of the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of each Fund, and Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”).

Prior to the July Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the cost of the services to be provided and the profits to be realized by each firm and its affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale are expected to be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) any other financial benefits to the Adviser, the Sub-Adviser, and their affiliates resulting from services rendered to the Fund.

Additionally, at a meeting held on January 26, 2017 (the “January Meeting”), representatives from the Adviser presented additional oral and written information to help the Board evaluate the Adviser and its proposed services to the Trust. At the January Meeting, the representatives from the Adviser provided an overview of their advisory business, including key personnel and the Adviser’s compliance program.

At the January Meeting and prior to each of the July Meeting, representatives from the Adviser, Sub-Adviser, and other service providers of the Fund presented additional oral and written information to help the Board evaluate the Adviser’s and Sub-Adviser’s fees and other aspects of the Agreements. The Board received additional Materials pertaining to the Sub-Adviser prior to the October Meeting.

The Board discussed the Materials pertaining to each of the Adviser and Sub-Adviser and the oral presentations that it had received and any other information that the Board received, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

AAM ETFs

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Funds. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and the report from the Trust’s CCO regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the background and experience of the firm’s key personnel, the other products the firm manages, and the ownership structure of the firm.

The Board also considered other services to be provided to the Funds, such as monitoring adherence to the Funds’ investment restrictions, oversight of the Funds’ sub-adviser, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Funds achieved their investment objectives as passively-managed funds.

Historical Performance. The Board noted that the Funds had not yet commenced operations and concluded that performance of the Funds, thus, was not a relevant factor in their deliberations. The Board also considered that, because each Fund is designed to track the performance of an index provided by a third-party not affiliated with the Adviser and the trading for each Fund would be handled by a sub-adviser, each Fund’s performance would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to each Fund’s performance, the Board in the future would focus on the Adviser’s oversight of the sub-adviser’s services, including whether a Fund’s performance exhibited significant tracking error.

Cost of Services Provided and Economies of Scale. The Board reviewed the estimated expense ratio for each Fund and compared each Fund’s expense ratio to an appropriate universe of its peers.

AAM S&P 500 High Dividend Value ETF (“High Dividend Fund”): The Board reviewed the expense ratio for the High Dividend Fund and compared it to a group of competitors for the Fund, as identified by management (“Selected Peer Group”), which was primarily composed of other index-based ETFs with a focus on U.S. dividend-paying stocks. The Board noted that the expense ratio for the High Dividend Fund was lower than the median for the Selected Peer Group. The Board noted that the Fund’s expense ratio was reasonable given the cost of licensing the index from S&P Dow Jones Indices.

AAM ETFs

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

AAM S&P Emerging Markets High Dividend Value ETF (“Emerging Markets Fund”): The Board then reviewed the expense ratio for the Emerging Markets Fund and compared it to a group of competitors for the Fund, as identified by management (“Selected Peer Group”), which was primarily composed of other index-based ETFs with a focus on global dividend-paying stocks. The Board noted that the expense ratio for the Emerging Markets Fund was slightly lower than the median for the Selected Peer Group. The Board noted that the Fund’s expense ratio was reasonable given the cost of licensing the index from S&P Dow Jones Indices.

The Board took into consideration that the advisory fee for each Fund was a “unified fee,” meaning that the Funds would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability with respect to the Funds. The Board determined that such analyses were not a significant factor given that the Funds had not yet commenced operations and consequently, the future size of the Funds was generally unpredictable. The Board noted that it intends to monitor fees as the Funds grow in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of each Fund and its shareholders.

AAM ETFs

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Funds under the Sub-Advisory Agreement, noting that VIA would provide investment management services to the Funds, as well as other ETFs, including certain series of the Trust. The Board noted the responsibilities that VIA would have as the Funds’ investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Funds; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Funds shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds.

In considering the nature, extent, and quality of the services to be provided by VIA, the Board considered reports of the Trust’s CCO with respect to VIA’s compliance program and VIA’s experience providing investment management services to other ETFs, including other series of the Trust. The Board noted that VIA’s registration form (“Form ADV”) was provided and VIA’s response to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds, had been provided at their previous meeting. The Board also considered VIA’s resources and capacity with respect to portfolio management, compliance, and operations given the number of new funds for which it would be sub-advising.

Historical Performance. The Board noted that the Funds had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration with respect to the Funds. The Board also considered that, because the investment objectives of the Funds is to track the performance of an index, the Board in the future would focus on the extent to which the Funds achieved their respective investment objective as a passively-managed fund.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees to be paid by AAM to VIA for its services to the Funds. The Board considered that the fees to be paid to VIA would be paid by AAM from the fee AAM received from the Funds and noted that the fee reflected an arm’s-length negotiation between AAM and VIA based on the nature and expected size of the Funds. The Board further determined that the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm and noted that the fees were generally in line with those charged by VIA in connection with other similar series of the Trust and other funds managed by VIA.

AAM ETFs

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

The Board also evaluated the compensation and benefits expected to be received by VIA from its relationship with the Funds, taking into account an analysis of VIA’s profitability with respect to the Funds.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement at the Meeting; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

AAM ETFs

EXPENSE EXAMPLES
For the Period Ended April 30, 2018 (Unaudited)

As a shareholder of AAM S&P 500 High Dividend Value ETF and AAM S&P Emerging Markets High Dividend Value ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the current period (November 28, 2017 – April 30, 2018).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

AAM ETFs

EXPENSE EXAMPLES
For the Period Ended April 30, 2018 (Unaudited) (Continued)

AAM S&P 500 High Dividend Value ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	November 28, 2017	April 30, 2018	During the Period
Actual	$1,000.00	$1,060.80	$1.25(1)
Hypothetical (5% annual	$1,000.00	$1,023.34	$1.47(2)
return before expenses)

(1)
The dollar amount shown as expenses paid during the period are equal to the annualized expense ratio, 0.29%, multiplied by the average value during the period, multiplied by the number of days in the reporting period, 153 days, and divided by the number of days in the most recent twelve-month period, 365 days.

(2)
The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.29%, multiplied by the average value during the six-month period, multiplied by the number of days in the six-month period, 181 days, and divided by the number of days in the most recent twelve-month period, 365 days.

AAM S&P Emerging Markets High Dividend Value ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	November 28, 2017	April 30, 2018	During the Period
Actual	$1,000.00	$1,033.80	$2.09(3)
Hypothetical (5% annual	$1,000.00	$1,022.36	$2.46(4)
return before expenses)

(3)
The dollar amount shown as expenses paid during the period are equal to the annualized expense ratio, 0.49%, multiplied by the average value during the period, multiplied by the number of days in the reporting period, 153 days, and divided by the number of days in the most recent twelve-month period, 365 days.

(4)
The dollar amount shown as expenses paid during the period are equal to the annualized expense ratio, 0.49%, multiplied by the average value during the six-month period, multiplied by the number of days in the six-month period, 181 days, and divided by the number of days in the most recent twelve-month period, 365 days.

AAM ETFs

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

Each Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on their website at www.aamlive.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.aamlive.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUNDS’ TRUSTEES
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.aamlive.com.

 (This Page Intentionally Left Blank.)

Advisor
Advisors Asset Management, Inc.
18925 Base Camp Road, Suite 203
Monument, Colorado 80132

Index Provider
S&P Opco, LLC c/o S&P Dow Jones Indices LLC
55 Water Street
New York, New York 10041

Distributor
Quasar Distributors, LLC
777 East Wisconsin Street, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Legal Counsel
Morgan, Lewis, & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

AAM S&P 500 High Dividend Value ETF
Symbol – SPDV
CUSIP – 26922A594

AAM S&P Emerging Markets High Dividend Value ETF
Symbol – EEMD
CUSIP – 26922A586

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*  /s/ Paul R. Fearday
              Paul R. Fearday, President (principal executive officer)

Date    July 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Paul R. Fearday
           Paul R. Fearday, President (principal executive officer)
Date    July 5, 2018

By (Signature and Title)*  /s/ Kristen M. Weitzel
   Kristen M. Weitzel, Treasurer (principal financial officer)

Date    July 5, 2018